SHAREHOLDERS' EQUITY (Schedule Of Grant of Options) (Details) - Employees, officers, directors, service providers and consultants [Member] - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
January 7, 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award amount	[1]	$ 16,000
Exercise price range, Upper Range		$ 35.04
Vesting period		1 year
Expiration		7 years
February 17, 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award amount	[1]	$ 209,500
Exercise price range, Upper Range	[2]	$ 19.69
Expiration		7 years
February 17, 2020 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		0 years
February 17, 2020 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
March 15, 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award amount	[1]	$ 1,286,150
Exercise price range, Upper Range	[2]	$ 19.69
Expiration		7 years
March 15, 2020 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		0 years
March 15, 2020 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
May 5, 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award amount		$ 75,500
Exercise price range, Upper Range		$ 24.32
Expiration		7 years
May 5, 2020 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		0 years
May 5, 2020 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
November 11, 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award amount	[3]	$ 6,500
Exercise price range, Upper Range		$ 43.23
Expiration		7 years
November 11, 2020 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		0 years
November 11, 2020 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		1 year
January 6, 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award amount			$ 169,956
Exercise price range, Upper Range			$ 7.49
Expiration			7 years
January 6, 2019 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			0 years
January 6, 2019 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			3 years
January 7, 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award amount			$ 305,919
Exercise price range, Upper Range			$ 7.49
Expiration			7 years
January 7, 2019 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			0 years
January 7, 2019 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			3 years
April 1, 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award amount			$ 30,413
Exercise price range, Upper Range			$ 10.23
Expiration			7 years
April 1, 2019 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			0 years
April 1, 2019 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			2 years
April 5, 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award amount			$ 67,982
Exercise price range, Upper Range			$ 10.23
Expiration			7 years
April 5, 2019 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			0 years
April 5, 2019 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			3 years
April 6, 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award amount			$ 14,313
Exercise price range, Upper Range			$ 10.23
Expiration			7 years
April 6, 2019 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			0 years
April 6, 2019 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			3 years
August 8, 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award amount			$ 30,000
Exercise price range, Upper Range			$ 14.00
Expiration			7 years
August 8, 2019 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			0 years
August 8, 2019 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			2 years
November 25, 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award amount	[1]		$ 20,500
Exercise price range, Upper Range	[2]		$ 19.69
Vesting period			1 year
Expiration			7 years

[1]	Net of options granted in March 2020
[2]	Modification of share-based compensation
[3]	GIBF Options